SEGMENT INFORMATION, Revenue by Segment (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended														5 Months Ended	7 Months Ended	12 Months Ended
	Oct. 31, 2020 [1]	Sep. 30, 2020	[2]	Jun. 30, 2020	[3]	Mar. 31, 2020	[4]	Dec. 31, 2019	[5]	Sep. 30, 2019	[6]	Jun. 30, 2019	[7]	Mar. 31, 2019	[8]	Mar. 31, 2020	Oct. 31, 2019	Dec. 31, 2020	[1]	Mar. 31, 2019	Mar. 31, 2018
Segment Information [Abstract]
Revenue	$ 105,827	$ 318,220		$ 333,176		$ 284,839		$ 329,858		$ 349,343		$ 366,668		$ 323,793		$ 485,763	$ 757,223	$ 200,924		$ 1,369,662	$ 1,433,975
Europe Caspian
Segment Information [Abstract]
Revenue																285,443	430,379			798,781	799,285
Africa
Segment Information [Abstract]
Revenue																70,305	112,018			164,835	195,681
Americas
Segment Information [Abstract]
Revenue																101,672	142,462			223,378	226,666
Asia Pacific
Segment Information [Abstract]
Revenue																30,606	75,795			193,568	222,500
Corporate and other
Segment Information [Abstract]
Revenue																375	394			1,837	4,520
Intersegment elimination
Segment Information [Abstract]
Revenue																2,638	3,825			12,737	14,677
Intersegment elimination | Europe Caspian
Segment Information [Abstract]
Revenue																599	1,719			7,577	5,655
Intersegment elimination | Africa
Segment Information [Abstract]
Revenue																0	122			0	0
Intersegment elimination | Americas
Segment Information [Abstract]
Revenue																2,038	1,911			5,100	8,995
Intersegment elimination | Asia Pacific
Segment Information [Abstract]
Revenue																1	73			58	0
Intersegment elimination | Corporate and other
Segment Information [Abstract]
Revenue																0	0			2	27
External Customer
Segment Information [Abstract]
Revenue																485,763	757,223			1,369,662	1,433,975
External Customer | Europe Caspian
Segment Information [Abstract]
Revenue																284,844	428,660			791,204	793,630
External Customer | Africa
Segment Information [Abstract]
Revenue																70,305	111,896			164,835	195,681
External Customer | Americas
Segment Information [Abstract]
Revenue																99,634	140,551			218,278	217,671
External Customer | Asia Pacific
Segment Information [Abstract]
Revenue																30,605	75,722			193,510	222,500
External Customer | Corporate and other
Segment Information [Abstract]
Revenue																375	394			1,835	$ 4,493
Revenue Not from Contract with Customer
Segment Information [Abstract]
Revenue																15,596	19,544			51,110
Revenue Not from Contract with Customer | Europe Caspian
Segment Information [Abstract]
Revenue																535	726			20,037
Revenue Not from Contract with Customer | Africa
Segment Information [Abstract]
Revenue																0	0			0
Revenue Not from Contract with Customer | Americas
Segment Information [Abstract]
Revenue																14,971	18,627			30,799
Revenue Not from Contract with Customer | Asia Pacific
Segment Information [Abstract]
Revenue																20	191			274
Revenue Not from Contract with Customer | Corporate and other
Segment Information [Abstract]
Revenue																$ 70	$ 0			$ 0

[1]	Operating loss and net loss for the combined one month ended October 31, 2019 (Predecessor) and two months ended December 31, 2019 (Successor) included: (a) a negative impact of $448.1 million and $430.8 million, respectively, resulting from organizational restructuring costs relating to fresh-start accounting adjustments loss, professional fees related to emergence from Chapter 11, debt related expenses from write-offs of discounts and financing fees as well as fees incurred relating to the DIP Credit Agreement and the ABL Facility, write-off of corporate lease leasehold improvements offset by the gain on settlement of liabilities subject to compromise and the reversal of the Backstop Commitment Agreement, (b) a negative impact of $133.3 million and $133.3 million, respectively, from the fair value of preferred stock derivative liability, (c) a negative impact of $56.9 million and $56.9 million, respectively, resulting from conversion features in the DIP Facility triggered upon emergence from Chapter 11, (d) a negative impact of $15.0 million and $5.0 million, respectively, resulting from the DIP claims liability expense, (e) a negative impact of $10.0 million and $9.8 million, respectively, resulting from the non-cash amortization of PBH contract intangible assets, (f) a negative impact of $0.3 million and $0.3 million, respectively, resulting from transaction costs incurred as a result of the pending Merger with Era. Net loss for the combined one month ended October 31, 2019 (Predecessor) and two months ended December 31, 2019 (Successor) included: (a) a negative impact of $5.4 million due to tax valuation allowances on deferred tax assets.
[2]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended September 30, 2019 (Predecessor) included: (a) a negative impact of $96.5 million, $83.8 million and $2.33, respectively, resulting from organizational restructuring costs related to professional fees related to the Chapter 11 Cases, H175 settlement charges from the rejection of the Company's aircraft purchase contract for the 22 H175 helicopters, Backstop Commitment Agreement estimated fees, lease termination costs resulting from the rejection of ten aircraft leases, debt related expenses related to its DIP Credit Agreement, separation programs across its global organization designed to increase efficiency and reduce costs, corporate lease termination cost offset by a termination credit from the rejection of four H225 aircraft and (b) a negative impact of $62.1 million, $53.3 million and $1.48, respectively, from the impairments of $42.0 million of the H225 aircrafts, $17.5 million of Airnorth goodwill and $2.6 million of its investment in Sky Future Partners, (c) offset by a positive impact of $0.4 million, $0.4 million and $0.01, respectively, resulting from the cash received from the sale of Aviashelf. Net loss and diluted loss per share for the fiscal quarter ended September 30, 2019 included: (a) a negative impact of $1.5 million and $0.04, respectively, from the write-off of a portion of the deferred financing fees and discount related to a portion of its 8.75% Senior Secured Notes and (b) a negative impact of $2.6 million and $0.07, respectively, due to tax valuation allowances on deferred tax assets.
[3]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended June 30, 2019 (Predecessor) included: (a) a negative impact of $91.4 million, $78.7 million and $2.19, respectively, from organizational restructuring costs resulting professional fees related to the Chapter 11 Cases, lease termination costs resulting from the rejection of ten aircraft leases, debt related expenses from write-offs of discounts and financing fees and separation programs across the Company's global organization designed to increase efficiency and reduce costs, (b) a negative impact of $56.3 million, $56.3 million and $1.57, respectively, on loss on sale of subsidiaries resulting from the sale of Eastern Airways, BHLL and Aviashelf and (c) negative impact of $10.8 million, $10.8 million and $0.30, respectively, from cost associated with the lease return costs of H225 aircrafts. Net loss and diluted loss per share for the fiscal quarter ended June 30, 2019 included: (a) a negative impact of $2.1 million and $0.06, respectively, related to the DIP Credit Agreement and (b) a negative impact of $0.7 million and $0.02, respectively, due to tax valuation allowances on deferred tax assets.
[4]	Operating income and net income for the fiscal quarter ended March 31, 2020 (Successor) included: (a) a negative impact of $7.2 million and $5.7 million, respectively, resulting from professional fees related to post bankruptcy professional fees and organizational restructuring costs, (b) a negative impact of $6.0 million and $4.7 million, respectively, resulting from transaction costs incurred as a result of the pending Merger with Era, and (c) a negative impact of $5.5 million and $5.1 million, respectively, resulting from the non-cash amortization of PBH contract intangible assets. Net income for the fiscal quarter ended March 31, 2020 (Successor) included: (a) a positive impact of $317.5 million from the fair value of preferred stock derivative liability and (b) a negative impact of $0.1 million due to tax valuation allowances on deferred tax assets.
[5]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended December 31, 2018 (Predecessor) included: (a) a negative impact of $2.4 million, $2.4 million and $0.07, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs and (b) a negative impact of $7.2 million, $5.7 million and $0.16, respectively, due to transaction cost resulting from announced agreement to acquire Columbia. Net loss and diluted loss per share for the fiscal quarter ended December 31, 2018 included a negative impact of $45.2 million and $1.26, respectively, due to tax valuation allowances and the Act.
[6]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended September 30, 2018 (Predecessor) included: (a) a negative impact of $2.7 million, $2.4 million and $0.07, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs, (b) a negative impact of $1.2 million, $1.0 million and $0.03, respectively, due to transaction cost resulting from announced agreement to acquire Columbia and (c) a negative impact of $117.2 million, $101.1 million and $2.83, respectively, due to loss on impairment ($87.5 million on H225 aircraft, $8.9 million impairment of H225 inventory and $20.8 million of Eastern Airways asset). Net loss and diluted loss per share for the fiscal quarter ended September 30, 2018 included a negative impact of $10.3 million and $0.29, respectively, due to tax valuation allowances on deferred tax assets.
[7]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended June 30, 2018 (Predecessor) included: (a) a negative impact of $1.7 million, $1.7 million and $0.05, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs.
[8]	Operating loss, net loss and diluted loss per share for the fiscal quarter ended March 31, 2019 (Predecessor) included: (a) a negative impact of $5.0 million, $4.5 million and $0.13, respectively, from organizational restructuring costs resulting from separation programs across the Company's global organization designed to increase efficiency and reduce costs, (b) a negative impact of $24.4 million, $19.3 million and $0.54, respectively, due to transaction cost resulting from announced agreement to acquire Columbia and (c) a negative impact of $1.0 million, $0.8 million and $0.02, respectively, due to CEO succession cost. Net loss and diluted loss per share for the fiscal quarter ended March 31, 2019 included a negative impact of $7.2 million and $0.20, respectively, due to tax valuation allowances and the Act.